TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of components of income (loss) before tax for the years

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax expense
Income from Mainland China operations	10,550,583	9,143,316	5,905,159
Loss from non‑Mainland China operations	(2,666,588)	(2,273,247)	(1,228,056)
Total income before income tax expense	7,883,995	6,870,069	4,677,103

Income tax expense (benefit) from Mainland China operations
Current income tax expense	2,243,600	2,595,844	1,892,115
Deferred tax expense (benefit)	(273,191)	223,235	(224,991)
Income tax expense from Mainland China operations	1,970,409	2,819,079	1,667,124
Income tax expense (benefit) from non-Mainland China operations
Current income tax expense	60,313	46,482	45,374
Deferred tax benefit	(36,331)	(73,672)	(26,409)
Income tax expense (benefit) from non-Mainland China operations	23,982	(27,190)	18,965
Total income tax expense	1,994,391	2,791,889	1,686,089

Schedule of reconciliation between the Mainland China statutory income rate and the effective tax rate

	For the Year Ended December 31,
	2023	2024
Statutory income tax rate	25.0%	25.0%
Tax effect of preferential treatments	(3.7)%	(3.0)%
Tax effect of tax-exempt entities	8.4%	8.3%
Effect on tax rates in different tax jurisdictions	0.3%	(0.4)%
Tax effect of permanent difference	(4.1)%	(0.7)%
Tax effect of R&D deduction and others	(2.0)%	(2.3)%
Change in valuation allowance	1.4%	13.7%
Effective tax rates	25.3%	40.6%

	For the Year Ended December 31, 2025
	Amount	Percent
	(RMB in thousands)
Mainland China statutory tax rate	1,169,276	25.0%
Foreign tax effects
Statutory tax rate difference between Cayman Island and Mainland China	(192,363)	(4.1)%
Statutory tax rate difference between Hong Kong, China and Mainland China	(2,278)	0.0%
Pillar II impact for Hong Kong, China	43,988	0.9%
Other foreign jurisdictions	401	0.0%
Changes in valuation allowances	185,516	4.0%
Nontaxable or nondeductible items
Share-based compensation	476,231	10.2%
Preferential tax benefits	(65,016)	(1.4)%
Research and development super deduction	(143,723)	(3.1)%
Others	214,057	4.5%
Effective tax rates	1,686,089	36.0%

Schedule of income taxes paid (net of refunds received)

	For the Year Ended December 31, 2025
	Amount	Percent
	(RMB in thousands)
Mainland China	2,346,102	99.9%
Others	1,386	0.1%
Total	2,347,488	100.0%

Schedule of the effect of tax holiday related to Mainland China operations

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands, except for per share data)
Tax holiday effect	294,698	209,494	65,016
Effect on basic net income per share	0.08	0.06	0.02
Effect on diluted net income per share	0.08	0.06	0.02
Denominator for basic net income per share-weighted average ordinary shares outstanding	3,521,380	3,409,773	3,326,150
Denominator for diluted net income per share-weighted average ordinary shares outstanding	3,611,653	3,537,408	3,472,076

Schedule of tax effects of temporary differences to the deferred income tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Deferred tax assets
Net operating loss carrying forward	3,412,316	3,611,291
Asset impairment	916,690	914,823
Deferred rental cost	19,280	30,187
Unrealized profits	252,024	217,117
Accrual expense	463,523	352,620
Others	89,840	136,640
Less: Valuation Allowance	(4,127,927)	(3,924,466)
Deferred tax assets, net of valuation allowance	1,025,746	1,338,212

Deferred tax liabilities
Fair value change of certain investments	(69,263)	(67,246)
Intangible assets	(213,183)	(172,891)
Deferred revenue	(55,870)	(157,689)
Total deferred tax liabilities	(338,316)	(397,826)

Schedule of movements of the valuation allowance

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(3,310,975)	(3,385,876)	(4,127,927)
Remeasurement due to application of preferential tax rate	(17,011)	(1,839)	—
Additions	(794,643)	(1,280,549)	(687,555)
Reversals	687,180	282,244	549,598
Write-offs	49,573	258,093	341,418
Balance at the end of the year	(3,385,876)	(4,127,927)	(3,924,466)